DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2018
Document and Entity Information [abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	EQUINOR ASA
Entity Central Index Key	0001140625
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes
Trading Symbol	EQNR